LOSS PER SHARE - Schedule of Calculation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to Bausch Health Companies Inc.	$ (948)	$ (560)	$ (1,788)
Basic weighted-average common shares (in shares)	358.9	355.0	352.1
Diluted weighted-average common shares (in shares)	358.9	355.0	352.1
Basic loss per share attributable to Bausch Health Companies Inc. (in dollars per share)	$ (2.64)	$ (1.58)	$ (5.08)
Diluted loss per share attributable to Bausch Health Companies Inc. (in dollars per share)	$ (2.64)	$ (1.58)	$ (5.08)